UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22208

                    Valued Advisers Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Stephen D. Highsmith Jr.
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     1/31

Date of reporting period:     4/30/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Golub Group Equity Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 90.68%	Shares	Value

Aircraft - 1.45%
Boeing Co./The	925	$ 37,046

Aircraft Engines & Engine Parts - 1.53%
United Technologies Corp.	800	39,072

Beverages - 5.88%
Coca-Cola Co./The	1,725	74,261
PepsiCo, Inc.	1,525	75,884
		150,145

Beverages - Wine & Spirits - 2.95%
Diageo plc (b)	1,575	75,364

Biological Products (No Diagnostic Substances) - 2.89%
Amgen, Inc. (a)	1,525	73,917

Cable & Other Pay Television Services - 2.86%
Comcast Corp. - Class A	4,725	73,048

Computer & Office Equipment - 2.96%
Hewlett-Packard Co.	2,100	75,558

Computer Communications Equipment - 3.23%
Cisco Systems, Inc. (a)	4,275	82,593

Construction Machinery & Equipment - 1.39%
Caterpillar, Inc.	1,000	35,580

Electric & Other Services Combined - 2.89%
Exelon Corp.	1,600	73,808

Electromedical & Electrotherapeutic Apparatus - 2.94%
Medtronic, Inc.	2,350	75,200

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.44%
Emerson Electric Co.	1,100	37,444
General Electric Co.	6,000	75,900
		113,344

Fire, Marine & Casualty Insurance - 3.36%
Berkshire Hathaway, Inc. - Class B (a)	28	85,820

Food & Kindred Products - 2.98%
Kraft Foods, Inc. - Class A	3,250	76,050

Petroleum Refining - 9.04%
Chevron Corp.	1,150	76,015
ConocoPhillips	1,950	79,950
Exxon Mobil Corp.	1,125	75,004
		230,969

*See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Common Stocks - 90.68% - continued	Shares	Value

Pharmaceutical Preparations - 5.81%
Johnson & Johnson	1,450	$ 75,922
Teva Pharmaceutical Industries Ltd. (b)	1,650	72,418
		148,340

Railroads, Line-Haul Operating - 2.94%
Union Pacific Corp.	1,525	74,939

Retail - Drug Stores and Proprietary Stores - 2.95%
Walgreen Co.	2,400	75,432

Retail - Eating & Drinking Places - 1.43%
Starbucks Corp. (a)	2,525	36,512

Retail - Lumber & Other Building Materials Dealers - 2.91%
Home Depot, Inc./The	2,825	74,354

Semiconductors & Related Devices - 2.90%
Intel Corp.	4,700	74,166

Services - Engineering, Accounting, Research, Management 2.91%
Paychex, Inc.	2,750	74,278

Services - Prepackaged Software - 3.03%
Microsoft Corp.	3,825	77,494

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.00%
Procter & Gamble Co./The	1,550	76,632

Telephone Communications (No Radio Telephone) - 5.93%
AT&T, Inc.	2,925	74,938
China Mobile Ltd. (b)	1,775	76,609
		151,547

Trucking & Courier Services (No Air) - 2.97%
United Parcel Service, Inc. - Class B	1,450	75,893

Wholesale - Groceries & Related Products - 3.11%
Sysco Corp.	3,400	79,322

TOTAL COMMON STOCKS (Cost $2,219,679)		2,316,423

Real Estate Investments Trusts - 2.15%

Host Hotels & Resorts, Inc.	7,125	54,791

REAL ESTATE INVESTMENT TRUSTS (Cost $28,604)		54,791

*See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments
April 30, 2009
(Unaudited)

Money Market Securities - 10.38%	Shares	Value

Fidelity Institutional Money Market Portfolio, 0.90% (c)	265,094	$ 265,094

TOTAL MONEY MARKET SECURITIES (Cost $265,094)		265,094

TOTAL INVESTMENTS (Cost $2,513,377) - 103.21%		$ 2,636,308

Liabilities in excess of other assets - (3.21)%		(81,928)

TOTAL NET ASSETS - 100.00%		$ 2,554,380

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at April 30, 2009.

Tax Related
Unrealized appreciation		$ 137,876
Unrealized depreciation		(14,945)
Net unrealized appreciation		$ 122,931

Aggregate cost of securities for income tax purposes		$ 2,513,377

*See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Related Notes to the Schedule of Investments

April 30, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds a Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 10, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Golub Group Equity Fund’s assets as of April 30, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 2,636,308	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 2,636,308	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determiningfair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of June 29, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Valued Advisers Trust

By

     /s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date:    06/29//2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

     /s/ Anthony J. Ghoston_______

Anthony J. Ghoston, President

Date:    06/29/2009

By

 _/s/ Stephen D. Highsmith Jr.__
Stephen D. Highsmith Jr., Treasurer

Date:    06/29/2009
.